EXTINGUISHMENT OF LIABILITIES	12 Months Ended
Feb. 28, 2013
EXTINGUISHMENT OF LIABILITIES
EXTINGUISHMENT OF LIABILITIES

4.                                      EXTINGUISHMENT OF LIABILITIES

During the year ended February 28, 2009 the Group renegotiated with the sellers of Wuhan Jianghan School, acquired in July 2008, and $731,092 of acquisition consideration was waived and recorded as a gain resulting from extinguishment of liabilities. In December 2010, $134,370 of remaining unpaid consideration was subsequently waived and recorded as a gain on extinguishment of liabilities for the year ended February 28, 2011.